Cover	Oct. 06, 2023
Cover [Abstract]
Entity Registrant Name	MMEX RESOURCES CORPORATION
Entity Central Index Key	0001440799
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 06, 2023
Entity Incorporation State Country Code	NV
Entity File Number	333-152608
Entity Tax Identification Number	26-1749145
Entity Address Address Line 1	3600 Dickinson
Entity Address City Or Town	Fort Stockton
Entity Address State Or Province	TX
Entity Address Postal Zip Code	79735
City Area Code	855
Local Phone Number	880-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false